Leases - IAS 17 (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments payable	$ 14.8
Operating Lease Payments	2.3
Within 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments payable	2.2
Between 1 and 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments payable	8.7
After 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments payable	$ 3.9